UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   November 15, 2011
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$145,458 (thousands)

List of Other Included Managers:

FORM 13F INFORMATION TABLE                              Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: September 30, 2011                                                                            Item 8:
                Item 1:                     Item 2:      Item 3:   Item 4:   Item 5:            Item 6:  Item 7: Voting Authority
                Name of                    Title of       CUSIP      Fair     Shares   Sh/  Put/  Inv.    Other     (a)    (b)  (c)
                Issuer                       Class        Number    Market      or     Prn  Call Discr.   Mgrs     Sole   SharedNone
                                                                    Value   Principal
                                                                   (X$1000)   Amount
ADOBE SYS INC                          COM              00724F101        670    27,700  SH        SOLE              27,700
CHARTER COMMUNICATIONS IN              CL A             16117M305      3,171    67,700  SH        SOLE              67,700
C&J ENERGY SVCS INC                    COM              12467B304     10,259   624,000  SH        SOLE             624,000
CARMIKE CINEMAS INC                    CL A NY CABLVS    143436400     1,513   228,844  SH        SOLE             228,844
COMVERSE TECH ORD (NMQ)                                  205862402     6,974   987,771  SH        SOLE             987,771
CSR SPONSORED ADR REP 4 O              SPONSORED ADR    12640Y205        889    68,278  SH        SOLE              68,278
CITRIX SYS INC                         COM               177376100     1,320    24,200  SH        SOLE              24,200
EBAY INC                               COM               278642103     6,276   212,826  SH        SOLE             212,826
EQUINIX INC                            COM              29444U502      9,960   112,121  SH        SOLE             112,121
FIFTH THIRD BANCORP                    COM               316773100     4,154   411,296  SH        SOLE             411,296
GAIN CAP HLDGS INC                     COM              36268W100        755   120,000  SH        SOLE             120,000
MARKET VECTORS ETF TR                  GOLD MINER ETF   57060U100      9,095   164,800  SH        SOLE             164,800
SEAHAWK DRILLING INC                   COM              81201R107        139    55,685  SH        SOLE              55,685
HUNTINGTON INGALLS INDS I              NY REG SH         446413106     1,478    60,742  SH        SOLE              60,742
SUMMIT HOTEL PPTYS INC                 COM               866082100       883   125,000  SH        SOLE             125,000
INTUIT                                 COM               461202103     6,707   141,380  SH        SOLE             141,380
LONE PINE RES INC                      COM              54222A106      2,702   409,408  SH        SOLE             409,408
LAS VEGAS SANDS CORP                   COM               517834107     9,130   238,145  SH        SOLE             238,145
MEDLEY CAP CORP                        COM              58503F106      2,257   223,939  SH        SOLE             223,939
AMERICAN CAP MTG INVT COR              COM              02504A104        468    28,023  SH        SOLE              28,023
NCR CORP NEW                           COM              62886E108      5,084   301,000  SH        SOLE             301,000
NALCO HOLDING COMPANY                  COM              62985Q101      3,498   100,000  SH        SOLE             100,000
PENNANTPARK FLOATING RATE              COM              70806A106        852    80,718  SH        SOLE              80,718
PLAINS EXPL& PRODTN CO                 CL A              726505100     9,618   423,510  SH        SOLE             423,510
REALD INC                              COM              75604L105        797    85,235  SH        SOLE              85,235
SCRIPPS E W CO OHIO                    COM               811054402       105    15,000  SH        SOLE              15,000
TIBCO SOFTWARE INC                     COM              88632Q103        716    32,000  SH        SOLE              32,000
TW TELECOM INC                         COM              87311L104      2,623   158,775  SH        SOLE             158,775
VMWARE INC                             CL A COM          928563402       659     8,200  SH        SOLE               8,200
VODAFONE GROUP PLC NEW                 SPONS ADR        92857W209      5,218   203,375  SH        SOLE             203,375
WELLS FARGO & CO NEW                   COM               949746101     1,382    57,300  SH        SOLE              57,300
WYNDHAM WORLDWIDE CORP                 COM              98310W108     16,337   573,044  SH        SOLE             573,044
XL GROUP ORD (NYS)                     SHS              G98290102      6,555   348,656  SH        SOLE             348,656
XEROX CORP                             COM               984121103     3,830   549,464  SH        SOLE             549,464
YAHOO INC                              COM               984332106     6,041   458,692  SH        SOLE             458,692
HORSEHEAD HLDG CORP                    COM               440694305     3,344   450,700  SH        SOLE             450,700